MARKET VECTORS COAL ETF
RISK/RETURN
INVESTMENT OBJECTIVE
Market Vectors Coal ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Stowe Coal IndexSM (the “Coal Index”).
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	MARKET VECTORS COAL ETF
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		MARKET VECTORS COAL ETF
Management Fee		0.50%
Other Expenses		0.09%
Total Annual Fund Operating Expenses	[1]	0.59%
Fee Waivers and Expense Reimbursement	[1]	none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	0.59%
[1]	The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.59% of the Fund's average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund's Board of Trustees acts to discontinue all or a portion of such expense limitation.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	MARKET VECTORS COAL ETF
1	60
3	189
5	329
10	738

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in equity securities of U.S. and foreign companies principally engaged in the coal industry. Companies principally engaged in the coal industry include those engaged in the mining of coal and/or related activities, including coal transportation, the manufacture of coal mining equipment and the production of clean coal, and which derive more than 50% of their total revenues from such activities. Such companies may include small- and medium-capitalization companies. The Fund’s 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Coal Index by investing in a portfolio of securities that generally replicates the Coal Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Coal Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. The Fund normally invests at least 80% of its total assets in securities that comprise the Coal Index.

The Fund may also utilize convertible securities and participation notes to seek performance that corresponds to the Coal Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Coal Index concentrates in an industry or group of industries.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Risk of Investing in the Coal Industry. The profitability of companies in the coal industry is related to worldwide energy prices, exploration and production spending. Such companies also are subject to risks of changes in exchange rates, international politics and government regulation, world events, terrorist attacks, depletion of resources and economic conditions, reduced demand as a result of increases in energy efficiency and energy conservation, as well as market, economic and political risks of the countries where energy companies are located or do business. Coal exploration and mining can be significantly affected by natural disasters. In addition, coal companies may be at risk for environmental damage claims and are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials.

A primary risk of the coal industry is the competitive risk associated with the prices of alternative fuels, such as natural gas and oil. For example, consumers of coal often have the ability to switch between the use of coal, oil or natural gas. As a result, during periods when competing fuels are less expensive, the revenues of companies in the coal industry may decline with a corresponding impact on earnings.

Risk of Investing in the Energy Sector. The energy sector includes companies engaged in the exploration, production and distribution of energy sources and companies that manufacture or provide related equipment or services. To the extent the Coal Index includes securities of issuers in the energy sector, the Fund will invest in companies in such sector. As such, the Fund may be sensitive to changes in, and its performance may depend on, the overall condition of the energy sector. Companies operating in the energy sector are subject to risks including, but not limited to, economic growth, worldwide demand, political instability in the regions that the companies operate, government regulation stipulating rates charged by utilities, interest rate sensitivity, oil price volatility and the cost of providing the specific utility services. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters.

Risk of Investing in the Mining Industry. To the extent the Coal Index includes securities of issuers in the mining industry, the Fund will invest in companies in such industry. As such, the Fund may be sensitive to changes in, and its performance may depend on, the overall condition of the mining industry. Competitive pressures may have a significant effect on the financial condition of such companies. Mining companies are highly dependent on the price of the underlying metal or element. These prices may fluctuate substantially over short periods of time so the Fund’s Share price may be more volatile than other types of investments.

Risk of Investing in Foreign Issuers. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because the Fund may invest in securities denominated in foreign currencies and some of the income received by the Fund will generally be in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s return. In addition, the Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities.

Risk of Investing in Emerging Market Issuers. Investments in securities of emerging market issuers are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the United States. Market risks may include economies that concentrate in only a few industries, securities issues that are held by only a few investors, limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Index Tracking Risk. The Fund’s return may not match the return of the Coal Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Coal Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Coal Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs are not factored in to the return of the Coal Index, the Fund’s return may deviate significantly from the return of the Coal Index. In addition, the Fund may not be able to invest in certain securities included in the Coal Index, or invest in them in the exact proportions they represent of the Coal Index, due to legal restrictions or limitations imposed by the governments of certain countries or a lack of liquidity on stock exchanges in which such securities trade. The Fund is expected to value certain of its investments based on fair value prices. To the extent the Fund calculates its NAV based on fair value prices and the value of the Coal Index is based on securities’ closing price on local foreign markets (i.e., the value of the Coal Index is not based on fair value prices), the Fund’s ability to track the Coal Index may be adversely affected.

Replication Management Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Coal Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Fund’s performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Risk of Investing in Small- and Medium-Capitalization Companies. Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in stocks of small-capitalization and medium-capitalization companies could trail the returns on investments in stocks of large-capitalization companies.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single company. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the Coal Index concentrates in a particular sector or sectors or industry or group of industries. Based on the current composition of the Coal Index, it is expected that the Fund’s assets will be concentrated in the mining industry and that the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that industry will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

PERFORMANCE

The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year compared with the Fund’s benchmark index and a broad measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at vaneck.com/etf.

Annual Total Returns-Calendar Years

Best Quarter:	+67.80%	2Q ’09
Worst Quarter:	-34.66%	3Q ’11

Average Annual Total Returns for the Periods Ended December 31, 2011

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns	Past One Year	Since Inception	Inception Date
MARKET VECTORS COAL ETF	(30.12%)	(4.58%)	Jan. 10, 2008
MARKET VECTORS COAL ETF After Taxes on Distributions	(30.48%)	(4.86%)
MARKET VECTORS COAL ETF After Taxes on Distributions and Sale of Fund Shares	(19.58%)	(4.01%)
MARKET VECTORS COAL ETF Stowe Coal IndexSM (reflects no deduction for fees, expenses or taxes)	(29.55%)	(3.82%)
MARKET VECTORS COAL ETF S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.84%)